Schedule of Assumptions for Black-Scholes Valuation Model (Details)	Apr. 20, 2022 USD ($) $ / shares	May 19, 2021 USD ($) $ / shares	May 10, 2021 USD ($) $ / shares	May 05, 2021 USD ($) $ / shares
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Convertible promissory notes, fair value | $	$ 1,245,279	$ 62,033	$ 1,026,300	$ 203,532
Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Debt instrument term	5 years	5 years	5 years	5 years
Measurement Input, Exercise Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measure input assumptions	2.79	6.00	6.00	6.00
Measurement Input Market Price On Grant Date [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measure input assumptions	1.11	4.30	4.27	4.21
Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measure input assumptions	2.81	3.12	2.99	2.99
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measure input assumptions	0.0287	0.0089	0.0080	0.0080